Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000106431 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Classic Value Fund (Class R6/JCVWX)
Accumulated Value	$ 1,000,000		$ 1,042,622.39	$ 1,317,998.355975	$ 1,302,588.266477	$ 1,328,499.417403	$ 1,068,751.437157	$ 1,821,221.960509	$ 1,696,921.740482	$ 1,717,009.323092	$ 2,090,995.484958	$ 2,262,378.953313
C000078721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Classic Value Fund (Class R5/JCVVX)
Accumulated Value	10,000		10,426.8211	13,166.160231	13,006.104224	13,262.151886	10,667.665707	18,166.750939	16,921.582573	17,106.484875	20,824.749572	22,515.306491
C000113483 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Classic Value Fund (Class R2/JCVSX)
Accumulated Value	10,000		10,375.8063	13,043.142218	12,826.04355	13,018.053141	10,423.176715	17,674.352488	16,390.046548	16,503.545326	20,004.5094	21,535.102025
C000001748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Classic Value Fund (Class I/JCVIX)
Accumulated Value	250,000		260,438.64	328,774.87952	324,523.869644	330,780.920263	265,766.066005	452,312.503325	421,088.276624	425,561.695298	517,657.744348	559,371.231753
C000001747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Classic Value Fund (Class C/JCVCX)
Accumulated Value	10,000		10,310.5214	12,884.262724	12,593.870124	12,710.292771	10,108.473852	17,035.245616	15,700.846889	15,706.599679	18,919.734586	20,240.769863
C000001745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Classic Value Fund (Class A/PZFVX)
Accumulated Value	9,500		9,870.72192	12,428.250054	12,237.690306	12,442.31024	9,974.837125	16,929.480896	15,722.052881	15,849.996432	19,231.852635	20,731.746553
C000001759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Global Leaders Growth Fund (Class A/USGLX)
Accumulated Value	9,500		9,460.43079	11,458.535455	12,846.225173	15,281.659302	19,755.416562	26,801.232699	18,632.402437	20,594.514779	27,668.849436	29,012.875142
C000001761 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Global Leaders Growth Fund (Class C/USLCX)
Accumulated Value	10,000		9,884.2574	11,881.825295	13,221.564784	15,610.217102	20,027.807388	26,969.067103	18,608.808946	20,415.639438	27,220.852516	28,327.587866
C000001762 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Global Leaders Growth Fund (Class I/USLIX)
Accumulated Value	250,000		249,642.9425	303,163.396153	340,671.126226	406,300.693064	526,491.739296	716,093.450218	499,030.551943	553,002.08845	744,880.524502	782,994.7574
C000113484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Global Leaders Growth Fund (Class R2/USLYX)
Accumulated Value	10,000		9,945.8952	12,027.096348	13,464.855496	15,996.967891	20,654.164033	27,986.142349	19,434.526817	21,463.54972	28,809.882961	30,184.982708
C000106432 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Global Leaders Growth Fund (Class R6/UGLSX)
Accumulated Value	1,000,000		999,662.91	1,215,172.039531	1,367,126.082868	1,631,963.847336	2,117,333.771165	2,882,604.722691	2,011,181.179256	2,230,960.484213	3,008,388.794619	3,165,407.405926
Russell 1000 C000001748 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		260,638.6375	322,328.151449	344,819.794054	393,619.12923	436,389.157958	626,268.940623	523,697.486244	573,364.411194	791,637.465368	958,957.239658
Russell 1000 C000106431 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,042,554.55	1,289,312.605796	1,379,279.176215	1,574,476.516918	1,745,556.631829	2,505,075.762488	2,094,789.944971	2,293,457.644771	3,166,549.861466	3,835,828.958625
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	10,000		10,425.5455	12,893.126058	13,792.791762	15,744.765169	17,455.566318	25,050.757624	20,947.899449	22,934.576447	31,665.498614	38,358.289585
Russell 1000 Value C000001748 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		265,927.13	313,211.303236	322,716.868511	358,903.433694	331,751.039458	476,914.611941	443,543.96656	444,137.765481	581,715.540792	646,566.707557
Russell 1000 Value C000106431 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,063,708.52	1,252,845.212943	1,290,867.474042	1,435,613.734774	1,327,004.157831	1,907,658.447764	1,774,175.86624	1,776,551.061923	2,326,862.163165	2,586,266.830225
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	10,000		10,637.0852	12,528.452129	12,908.67474	14,356.137347	13,270.041578	19,076.584477	17,741.758662	17,765.510619	23,268.621631	25,862.668302
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	10,000		10,228.2121	13,267.18043	14,688.38375	17,200.455915	22,226.172503	31,829.797588	24,000.802114	28,549.047478	41,043.946644	53,572.472218
Russell 1000 Growth C000106432 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,022,821.21	1,326,718.04302	1,468,838.375011	1,720,045.591483	2,222,617.250234	3,182,979.758656	2,400,080.211255	2,854,904.7476	4,104,394.664074	5,357,247.221385
Russell 1000 Growth C000001762 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 250,000		$ 255,705.3025	$ 331,679.510755	$ 367,209.593753	$ 430,011.397871	$ 555,654.312559	$ 795,744.939665	$ 600,020.052815	$ 713,726.186901	$ 1,026,098.66602	$ 1,339,311.805348